Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2017
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Financial assets at fair value through profit or loss

4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	2017	2016
Trading assets	116,748	114,504
Non-trading derivatives	2,231	2,490
Designated as at fair value through profit or loss	4,242	5,099

	123,221	122,093

Reference is made to Note 42 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions.

Trading assets

Trading assets by type
	2017	2016
Equity securities	13,666	9,513
Debt securities	7,477	9,863
Derivatives	27,444	38,231
Loans and receivables	68,161	56,897

	116,748	114,504

As at 31 December 2017, Trading assets include receivables of EUR 67,138 million (2016: EUR 56,020 million) with regard to reverse repurchase transactions.

Trading assets and Trading liabilities include assets and liabilities that are classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting). Although these are presented as Trading under IFRS, these are directly related to services to ING’s customers. Loans and receivables in the trading portfolio mainly relate to (reverse) repurchase agreements, which are comparable to collateralised lending. These products are used by ING as part of its own regular treasury activities, but also relate to the role that ING plays as intermediary between different professional customers. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not allow netting of these positions in the statement of financial position. Reference is made to Note 13 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.

Non-trading derivatives

Non-trading derivatives by type
	2017	2016
Derivatives used in
– fair value hedges	542	787
– cash flow hedges	617	438
– hedges of net investments in foreign operations	29	73
Other non-trading derivatives	1,043	1,192

	2,231	2,490

ING Group holds warrants for 35 million shares (2016: 35 million) and 7 million (2016: 26 million) shares in NN Group N.V. and Voya Financial Inc. respectively.

Other non-trading derivatives mainly includes interest rate swaps and foreign exchange currency swaps for which no hedge accounting is applied. As at 31 December 2017, Other non-trading derivatives includes EUR 51 million (2016: EUR 175 million ) and EUR 2 million (2016: EUR 19 million) related to warrants on the shares of Voya Financial Inc. and NN Group N.V. respectively. In 2017 ING sold warrants for 19 million of the shares in Voya Financial Inc. Reference is made to Note 21 ‘Valuation results and net trading income’.

Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2017	2016
Equity securities	4	3
Debt securities	1,739	1,669
Loans and receivables	2,499	3,427

	4,242	5,099

Included in the Financial assets designated at fair value through profit or loss is a portfolio of loans and receivables which is economically hedged by credit derivatives. The hedges do not meet the criteria for hedge accounting and the loans are recorded at fair value to avoid an accounting mismatch. The maximum credit exposure of the loans and receivables included in Financial assets designated at fair value through profit or loss approximates its carrying value. The cumulative change in fair value of the loans attributable to changes in credit risk is not significant.

The notional value of the related credit derivatives is EUR 232 million (2016: EUR 260 million). The change in fair value of the credit derivatives attributable to changes in credit risk since the loans were first designated, amounts to EUR –6 million (2016: EUR –8 million) and the change for the current year amounts to EUR 2 million (2016: EUR 1 million).

The changes in fair value of the (designated) loans attributable to changes in credit risk have been calculated by determining the changes in credit spread implicit in the fair value of bonds issued by entities with similar credit characteristics.

As at 31 December 2017, Loans and receivables designated at fair value through profit or loss includes EUR 2,095 million (2016: EUR 3,001 million) with regard to reverse repurchase transactions.